INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 8      -       INTANGIBLE ASSETS

Intangible assets originated from the acquisition of ReVera on April 2, 2015, and the acquisition of ancosys on January 25, 2022. The following is a summary of intangible assets as of December 31, 2022 and 2021:

	As of December 31,
	2 0 2 2	2 0 2 1
Original amount:
Technology	56,916	14,232
Customer relationships	9,603	5,191
	66,519	19,423

Accumulated amortization:
Technology	17,525	12,026
Customer relationships	5,408	4,796
	22,933	16,822
Net book value	43,586	2,601

Amortization expenses amounted as following:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Technology	5,426	1,918	1,758
Customer relationships	607	540	745
	6,033	2,458	2,503

Annual amortization expenses are expected as follows:

Year ending December 31,
2023	5,808
2024	5,579
2025	5,082
2026	5,082
2027 and thereafter	22,036
Total	43,587